Intellectual Property (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Intellectual Property [Abstract]
Estimated useful lives	5 years		5 years
Amortization expense intellectual property	$ 24,385	$ 24,385	$ 97,540	$ 97,540